CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
License	$ 5,236	$ 5,973	$ 7,708
Services	24,432	25,662	26,083
Total revenues	29,668	31,635	33,791
Cost of revenues:
License	562	701	545
Services	16,093	16,119	15,593
Total cost of revenues	16,655	16,820	16,138
Gross profit	13,013	14,815	17,653
Operating expenses:
Research and development, net	4,997	4,581	4,797
Selling and marketing	6,586	7,448	10,894
General and administrative	6,593	6,910	7,492
Restructuring related costs		1,142
Amortization of intangible assets	613	502	390
Total operating expenses	18,789	20,583	23,573
Operating loss	(5,776)	(5,768)	(5,920)
Financial expenses, net	603	956	1,145
Other income, net	7	12	4
Loss before taxes on income	(6,372)	(6,712)	(7,061)
Tax (expenses) Income	(204)	115	(1,215)
Net Loss	(6,576)	(6,597)	(8,276)
Attributes to: The Company's shareholders	(6,588)	(6,610)	(8,295)
Non-controlling interests	12	13	19
Net Loss	$ (6,576)	$ (6,597)	$ (8,276)
Net loss per Ordinary share attributable to the Company's shareholders:
Basic	$ (0.37)	$ (0.37)	$ (0.46)
Diluted	$ (0.37)	$ (0.37)	$ (0.46)